UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Permal Asset Management Inc.
Address: 900 Third Avenue
         New York, NY  10022

13F File Number:  28-14027

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Karen Hager
Title:     Chief Compliance Officer
Phone:     212-418-6624

Signature, Place, and Date of Signing:

     Karen Hager     New York, NY     May 13, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $133,350 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-1700                       Legg Mason, Inc.
2    28-14026                      Permal Investment Management Services Limited
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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CHIMERA INVT CORP              COM              16934Q109     3057   772000 SH       DEFINED 1              772000        0        0
CHIMERA INVT CORP              COM              16934Q109     2405   607200 SH       DEFINED 1,2            607200        0        0
CHINA FD INC                   COM              169373107     1702    54060 SH       DEFINED 1               54060        0        0
CHINA FD INC                   COM              169373107     6562   208443 SH       DEFINED 1,2            208443        0        0
CURRENCYSHARES AUSTRALIAN DL   AUSTRALIAN DOL   23129U101       21    35000 SH  PUT  DEFINED 1
CURRENCYSHARES EURO TR         EURO SHS         23130C108       83    40000 SH  PUT  DEFINED 1
ETFS PALLADIUM TR              SH BEN INT       26923A106     7982   104973 SH       DEFINED 1              104973        0        0
ETFS PLATINUM TR               SH BEN INT       26922V101    38151   217058 SH       DEFINED 1              217058        0        0
INVESCO MORTGAGE CAPITAL INC   COM              46131B100     1058    48400 SH       DEFINED 1               48400        0        0
INVESCO MORTGAGE CAPITAL INC   COM              46131B100     1217    55700 SH       DEFINED 1,2             55700        0        0
ISHARES INC                    MSCI JAPAN       464286848     5740   556429 SH       DEFINED 1              556429        0        0
ISHARES INC                    MSCI CDA INDEX   464286509     2219    66000 SH       DEFINED 1               66000        0        0
ISHARES INC                    MSCI SWITZERLD   464286749     2198    86900 SH       DEFINED 1               86900        0        0
ISHARES INC                    MSCI SWEDEN      464286756     2404    73300 SH       DEFINED 1               73300        0        0
ISHARES INC                    MSCI S KOREA     464286772     5958    92580 SH       DEFINED 1,2             92580        0        0
ISHARES INC                    MSCI GERMAN      464286806     5907   227605 SH       DEFINED 1              227605        0        0
ISHARES TR                     DJ US TELECOMM   464287713     3416   143400 SH       DEFINED 1              143400        0        0
ISHARES TR                     FTSE CHINA25 IDX 464287184    10292   229150 SH       DEFINED 1,2            229150        0        0
MARKET VECTORS ETF TR          JR GOLD MINERS E 57060U589     1801    45900 SH       DEFINED 1               45900        0        0
MARKET VECTORS ETF TR          AGRIBUS ETF      57060U605     1663    29675 SH       DEFINED 1               29675        0        0
MFA FINANCIAL INC              COM              55272X102     2155   262750 SH       DEFINED 1              262750        0        0
MORGAN STANLEY ASIA PAC FD I   COM              61744U106     9892   580506 SH       DEFINED 1,2            580506        0        0
MORGAN STANLEY CHINA A SH FD   COM              617468103     1667    58000 SH       DEFINED 1               58000        0        0
MORGAN STANLEY CHINA A SH FD   COM              617468103      969    33700 SH       DEFINED 1,2             33700        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     2947    21065 SH       DEFINED 1               21065        0        0
SPDR SERIES TRUST              S&P OILGAS EXP   78464A730     1785    27700 SH       DEFINED 1               27700        0        0
VANGUARD SPECIALIZED PORTFOL   DIV APP ETF      921908844     5663   102000 SH       DEFINED 1              102000        0        0
WISDOMTREE TRUST               CHINESE YUAN ETF 97717W182     4436   174910 SH       DEFINED 1,2            174910        0        0